Derivative Liability (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Change in fair value of derivative liability	$ 4,181,874		$ 6,811,926		$ (2,545,918)
Extinguishment of derivative liability	1,715,173		2,389,427
Warrants	4,092,050		4,092,050		$ 3,000,000
Additional Paid-in Capital [Member]
Extinguishment of derivative liability	496,350		1,799,003
Issuance of Warrant [Member]
Warrants	7,677,406		7,677,406
Addition [Member]
Change in fair value of derivative liability	$ 2,211,533		$ 4,188,430